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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04933

PFM FUNDS

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 338-3383 .

Date of fiscal year end:  June 30 .

Date of reporting period:  Quarter ended 3/31/10.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PFM Funds

Prime Series
Schedule of Investments
March 31, 2010
(Unaudited)
		Face Amount	Value
CERTIFICATES OF DEPOSIT (27.58%)
Bank of Montreal (Chicago)
0.17%	4/28/10	$150,000,000	$150,000,000
Bank of Nova Scotia (Houston)
0.19%	5/24/10	140,000,000	140,000,000
Barclays Bank (NY)
0.21%	6/28/10	25,000,000	25,000,000
0.21%	6/28/10	40,000,000	40,000,000
0.30%	7/9/10	85,000,000	85,000,000
BNP Paribas (NY)
0.33%	4/6/10	35,000,000	35,000,000
0.24%	4/12/10	35,000,000	35,000,000
0.32%	4/16/10	10,000,000	10,000,000
0.20%	4/26/10	50,000,000	50,000,000
0.35%	9/14/10	25,000,000	24,993,072
Calyon (NY)
0.33%	4/26/10	25,000,000	25,000,000
Credit Agricole (NY)
0.22%	6/7/10	25,000,000	25,000,000
0.21%	6/7/10	100,000,000	100,000,000
Rabobank Nederland (NY)
0.19%	4/14/10	150,000,000	149,999,996
Societe Generale (NY)
0.22%	4/19/10	50,000,000	50,000,000
0.22%	4/22/10	50,000,000	50,000,000
Svenska Handelsbanken (NY)
0.19%	4/27/10	20,000,000	20,000,072
0.20%	5/17/10	75,000,000	75,000,479
0.20%	5/26/10	30,000,000	30,000,229
Toronto Dominion (NY)
0.19%	5/14/10	20,000,000	20,000,000
0.34%	9/22/10	133,000,000	133,000,000
Total Certificates of Deposit			1,272,993,848
CORPORATE NOTES (4.09%)
General Electric Capital Corporation
*0.31%	4/5/10	75,000,000	74,997,685
*0.27%	1/26/11	100,000,000	99,916,801
*0.70%	2/1/11	13,950,000	13,999,463
Total Corporate Notes			188,913,949
U.S. GOVERNMENT SUPPORTED CORPORATE DEBT (13.49%)
Bank of America
*0.30%	7/29/10	64,000,000	64,000,000
*0.29%	9/13/10	50,000,000	50,000,000
Citibank
*0.44%	3/30/11	27,000,000	27,000,000
Citigroup, Inc.
*0.35%	7/30/10	120,000,000	120,003,120
Goldman Sachs Group, Inc.
*0.75%	12/3/10	106,725,000	107,049,665

		Face Amount	Value
JP Morgan Chase & Co.
*0.38%	4/1/11	$50,000,000	$50,000,000
Straight-A Funding LLC
0.19%	5/17/10	50,000,000	49,987,861
0.19%	5/20/10	50,000,000	49,987,069
0.20%	6/2/10	50,000,000	49,982,778
0.20%	6/2/10	35,000,000	34,987,944
0.23%	6/10/10	20,000,000	19,991,056
Total U.S. Government Supported Corporate Debt			622,989,493
COMMERCIAL PAPER (15.48%)
BNP Paribas (NY)
0.18%	4/2/10	25,000,000	24,999,875
CBA (DE)
0.17%	4/12/10	25,000,000	24,998,702
0.30%	6/10/10	10,000,000	9,994,166
Credit Agricole (NY)
0.17%	4/2/10	25,000,000	24,999,882
Danske Corporation
0.20%	5/20/10	140,000,000	139,961,889
0.20%	5/25/10	10,000,000	9,997,000
Deutsche Bank
0.18%	4/15/10	50,000,000	49,996,500
General Electric Capital Services
0.29%	6/17/10	15,000,000	14,990,696
HSBC USA, Inc.
0.24%	4/1/10	25,000,000	25,000,000
0.24%	5/4/10	50,000,000	49,989,000
0.20%	6/3/10	30,000,000	29,989,500
0.20%	6/4/10	45,000,000	44,984,000
JP Morgan Chase & Co.
0.25%	7/15/10	100,000,000	99,927,083
0.25%	7/21/10	50,000,000	49,961,458
Nordea North America Inc.
0.19%	4/28/10	15,000,000	14,997,863
Societe Generale (NY)
0.23%	4/5/10	50,000,000	49,998,722
Toyota Motor Credit.
0.17%	4/20/10	50,000,000	49,995,514
Total Commercial paper			714,781,850
U.S. GOVERNMENT & AGENCY OBLIGATIONS (22.43%)
Fannie Mae Mortgage-Backed Securities Discount Notes
0.18%	4/1/10	30,000,000	30,000,000
0.18%	4/1/10	50,000,000	50,000,000
Fannie Mae Notes
0.66%	7/12/10	10,000,000	10,065,158
*0.67%	10/22/10	95,000,000	95,058,874
Federal Farm Credit Bank Notes
*0.29%	11/3/10	20,000,000	20,000,000
*0.32%	12/22/10	50,000,000	50,000,000
Federal Home Loan Notes
1.01%	4/1/10	25,000,000	25,000,000
0.98%	4/16/10	10,000,000	10,000,679
0.75%	4/30/10	10,000,000	10,000,406
*0.48%	5/4/10	50,000,000	50,000,000
*0.57%	5/5/10	25,000,000	25,000,000
0.86%	5/17/10	40,000,000	39,996,890
0.58%	6/18/10	22,675,000	22,779,585

		Face Amount	Value
Federal Home Loan Notes (continued)
0.62%	8/4/10	$52,500,000	$52,487,954
0.38%	12/10/10	20,360,000	20,975,132
0.45%	1/4/11	15,000,000	14,994,758
0.55%	1/20/11	12,000,000	12,029,234
*0.21%	9/12/11	50,000,000	49,970,611
Federal Home Loan Notes (Callable)
0.55%	11/3/10	25,000,000	25,000,000
0.40%	12/27/10	25,000,000	25,000,000
0.50%	12/28/10	25,000,000	25,000,000
0.50%	3/14/11	15,000,000	15,000,000
0.57%	4/13/11	80,000,000	80,000,000
Freddie Mac Discount Notes
0.19%	6/7/10	45,000,000	44,984,087
Freddie Mac Notes
*0.32%	3/9/11	50,000,000	50,000,000
*0.30%	4/7/11	50,000,000	50,005,832
0.53%	4/18/11	6,924,000	7,255,196
U.S. Treasury Notes
0.58%	8/15/10	57,000,000	58,097,467
0.43%	10/31/10	10,000,000	10,062,373
0.54%	1/15/11	55,000,000	56,613,613
Total U.S. Government & Agency Obligations			1,035,377,849
REPURCHASE AGREEMENTS (13.54%)
Deutsche Bank
0.17%	4/9/10	200,000,000	200,000,000
(Dated 3/19/10, repurchase price $200,019,833, collateralized by Fannie Mae securities, 6.5%, maturing 9/1/39, market value $204,000,001)
Morgan Stanley
0.18%	4/5/10	175,000,000	175,000,000

(Dated 3/16/10, repurchase price $175,017,500, collateralized by Fannie Mae Securities, 2.24% to 9%, maturing 7/1/11 to 7/1/39, market value $119,674,426; and by Freddie Mac securities, 2.6% to 9%, maturing 4/1/10 to 9/1/39, market value $59,593,564)

0.18%	4/5/10	250,000,000	250,000,000

(Dated 3/15/10, repurchase price $250,026,250, collateralized by Fannie Mae securities, 2.24% to 9%, maturing 7/1/11 to 7/1/39, market value $170,963,466; and by Freddie Mac securities, 2.6% to 9%, maturing 4/1/10 to 9/1/39, market value $85,133,660)

Total Repurchase Agreements			625,000,000
TOTAL INVESTMENTS (96.61%)			4,460,056,989
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (3.39%).			156,300,650
NET ASSETS (100.00%)			$4,616,357,639

* Floating or variable rate instrument, rate subject to change.  Rate shown is that which was in effect at March 31, 2010.

PFM Funds

Government Series
Schedule of Investments
March 31, 2010
(Unaudited)
		Face Amount	Value
U.S. GOVERNMENT SUPPORTED CORPORATE DEBT (10.14%)
Bank of America
*0.30%	7/29/10	$5,000,000	$5,000,000
*0.29%	9/13/10	5,000,000	5,000,000
Citigroup, Inc.
*0.35%	7/30/10	10,000,000	10,000,000
Goldman Sachs Group, Inc.
*0.75%	12/3/10	10,000,000	10,030,421
Straight-A Funding LLC
0.17%	4/1/10	10,000,000	10,000,000
0.19%	5/20/10	5,000,000	4,998,707
Total U.S. Government Supported Corporate Debt			45,029,128
MONEY MARKET FUNDS (4.50%)
Fidelity Institutional Money Market Government Portfolio, Class I
*0.01%	4/1/10	20,000,000	20,000,000
Total Money Market Funds			20,000,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS (62.58%)
Fannie Mae Discount Notes
0.35%	5/5/10	550,000	549,818
Fannie Mae Mortgage-Backed Securities Discount Notes
0.18%	4/1/10	25,000,000	25,000,000
0.18%	6/1/10	26,000,000	25,992,070
Fannie Mae Notes
0.17%	6/15/10	406,000	411,836
0.44%	8/15/10	648,000	657,217
0.51%	9/13/10	3,500,000	3,560,981
0.44%	9/16/10	1,010,000	1,014,918
0.50%	12/15/10	1,817,000	1,871,565
0.60%	2/7/11	7,000,000	7,264,679
0.44%	2/15/11	1,900,000	1,967,461
0.46%	3/15/11	811,000	849,881
0.50%	3/23/11	565,000	571,849
0.54%	4/15/11	2,131,000	2,231,956
Federal Farm Credit Bank Discount Notes
0.35%	9/1/10	2,000,000	1,997,025
Federal Farm Credit Bank Notes
0.26%	6/24/10	1,000,000	1,011,518
*0.29%	6/22/11	5,000,000	4,997,553
Federal Home Loan Notes
0.28%	4/1/10	3,000,000	3,000,000
0.71%	4/30/10	4,000,000	4,005,265
*0.57%	5/5/10	10,000,000	10,000,000
0.26%	5/14/10	9,645,000	9,729,563
0.18%	5/14/10	23,190,000	23,319,984
0.26%	6/11/10	500,000	502,679
0.17%	6/15/10	1,000,000	1,008,741
0.51%	6/18/10	1,825,000	1,833,685
0.67%	7/16/10	3,345,000	3,372,404
0.44%	8/10/10	2,000,000	2,030,495
0.45%	8/13/10	1,800,000	1,819,332
0.35%	9/10/10	500,000	509,187

		Face Amount	Value
Federal Home Loan Notes (continued)
0.51%	9/10/10	$1,000,000	$1,020,424
0.29%	9/13/10	1,000,000	1,005,440
*0.96%	9/24/10	10,000,000	10,008,249
0.37%	9/29/10	2,195,000	2,199,382
0.32%	10/15/10	880,000	880,837
0.56%	12/10/10	905,000	925,717
0.49%	12/10/10	4,000,000	4,118,055
0.56%	1/4/11	800,000	799,047
0.40%	1/27/11	750,000	778,769
0.46%	2/11/11	650,000	656,539
0.44%	2/11/11	1,000,000	1,010,914
0.43%	2/15/11	1,010,000	1,057,989
0.46%	3/11/11	2,000,000	2,045,556
*0.21%	9/12/11	10,000,000	9,994,122
Federal Home Loan Notes (Callable)
0.40%	12/27/10	2,000,000	2,000,000
0.50%	12/28/10	5,000,000	5,000,000
0.57%	4/13/11	4,000,000	4,000,000
Freddie Mac Discount Notes
0.35%	5/12/10	300,000	299,880
0.18%	6/8/10	10,000,000	9,996,600
Freddie Mac Notes
0.35%	4/2/10	30,000,000	30,001,107
0.53%	4/30/10	4,000,000	4,007,425
0.61%	7/12/10	700,000	706,843
0.51%	10/4/10	950,000	970,476
0.50%	2/3/11	3,000,000	3,095,718
*0.32%	3/9/11	5,000,000	5,000,000
*0.30%	4/7/11	10,000,000	10,001,167
U.S. Treasury Bills
0.16%	4/19/10	15,000,000	14,998,830
U.S. Treasury Notes
0.58%	8/15/10	3,000,000	3,057,808
0.53%	1/15/11	250,000	257,356
0.56%	1/31/11	7,000,000	7,018,509
Total U.S. Government & Agency Obligations .			277,994,421
REPURCHASE AGREEMENTS (25.82%)
Deutsche Bank
0.03%	4/1/10	29,700,000	29,700,000

(Dated 3/31/10, repurchase price $29,700,025, collateralized by Fannie Mae securities, 2.60% to 5.21%, maturing 7/1/33 to 2/1/40, market value $25,246,820; by Freddie Mac securities, 6%, maturing 12/1/37, market value $5,047,180)

0.17%	4/9/10	40,000,000	40,000,000
(Dated 3/19/10, repurchase price $40,003,967, collateralized by Freddie Mac securities, 5%, maturing 4/1/38, market value $40,800,001)
Morgan Stanley
0.18%	4/5/10	45,000,000	45,000,000

(Dated 3/15/10, repurchase price $45,004,725, collateralized by Fannie Mae securities, 3.1% to 13.5%, maturing 7/1/11 to 10/1/39, market value $30,451,180; and by Freddie Mac securities, 3.8% to 10%, maturing 5/1/11 to 5/1/39, market value $15,662,215)

Total Repurchase Agreements			114,700,000
TOTAL INVESTMENTS (103.04%) .			457,723,549
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-3.04%) .			(13,471,054)
NET ASSETS (100.00%) .			$444,252,495

* Floating or variable rate instrument, rate subject to change.  Rate shown is that which was in effect at March 31, 2010.

Notes

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company.  The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. on December 8, 1986.  On September 29, 2008, the Fund converted to a Virginia business trust and was renamed PFM Funds.  The Trust offers two separate investment portfolios: Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, and in repurchase agreements secured by U.S. Government Obligations.  Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that investment exclusively in U.S. Government Obligations and such repurchase agreements.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.  The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at March 31, 2010.  It is each Fund’s policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date.  Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold.  Interest income is recorded using the accrual method.  Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the respective Fund on the last day of each month.  Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred.  Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of share to which they relate.

4.
Each Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations.  Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement.  Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.
Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income.  Accordingly, no provision for federal income taxes is required in the financial statements.  At March 31, 2010, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes.  All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

C.	FAIR VALUES MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure their fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumption for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2.

D.	SUBSEQUENT EVENT

The Funds have evaluated subsequent events prior to the release of the unaudited Schedules of Investment included in this filing.  No events have taken place that meet the definition of a subsequent event that requires disclosure in the Schedules of Investment.

Item 2. Controls and Procedures.

(a)  THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PFM Funds

By (Signature and Title)*     /s/ Martin P. Margolis
                                             Martin P. Margolis, President
Date  5/7/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Martin P. Margolis
                                             Martin P. Margolis, President
Date  5/7/2010

By (Signature and Title)*     /s/ Debra J. Goodnight
                                             Debra J. Goodnight, Treasurer .
Date  5/7/2010

* Print the name and title of each signing officer under his or her signature.